SHARE CAPITAL (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure of classes of share capital [abstract]
Schedule of Option Transactions

The following is a summary of option transactions:

		Weighted average
		exercise price per
	Number of shares	share CAD$
Balance, April 1, 2018	8,146,799	$2.15
Option granted	1,815,000	3.10
Options exercised	(2,812,496)	0.87
Options forfeited	(164,075)	3.34
Options expired	(504,312)	3.27
Balance, March 31, 2019	6,480,916	$2.86
Options exercised	(3,833,406)	2.78
Options forfeited	(123,750)	3.29
Options expired	(100,000)	1.75
Balance, March 31, 2020	2,423,760	$3.00

Schedule of Information About Stock Options Outstanding

The following table summarizes information about stock options outstanding at March 31, 2020:

		Weighted average			Weighted
	Number of options	remaining	Weighted average	Number of options	average
Exercise price in	outstanding at	contractual life	exercise price in	exercisable at March	exercise price
CAD$	March 31, 2020	(Years)	CAD$	31, 2020	in CAD$
$1.43	201,260	0.17	$1.43	201,260	1.43
$2.60	565,000	1.63	$2.60	237,500	2.60
$3.23	561,250	0.95	$3.23	561,250	3.23
$3.36	402,500	0.51	$3.36	402,500	3.36
$3.40	693,750	1.40	$3.40	441,250	3.40
$1.43 - 3.40	2,423,760	1.10	$3.00	1,843,760	$3.02

Schedule of Summary of RSUs

The following is a summary of RSUs transactions:

		Weighted average
		grant date closing
	Number of shares	price per share $CAD
Balance, April 1, 2019	-	$-
Granted	850,500	4.94
Cancelled	(31,750)	4.94
Distributed	(141,376)	4.94
Balance, March 31, 2020	677,374	$4.94

Schedule of Earnings Per Share Basic and Diluted

		For the years ended March 31,
	2020			2019
	Income	Shares	Per-Share	Income	Shares	Per-Share
	(Numerator)	(Denominator)	Amount	(Numerator)	(Denominator)	Amount
Net income attributable to equity holders of the Company	$34,274			$39,724
Basic earnings per share	34,274	171,713,263	$0.20	39,724	168,483,412	$0.24
Effect of dilutive securities:
Stock options		2,366,124			1,903,581
Diluted earnings per share	$34,274	174,079,387	$0.20	$39,724	170,386,993	$0.23